Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Schedule of Basis for Calculating Basic and Diluted Earnings per Share	The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2021	2022	2023
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥376,005	¥230,059	¥317,017
Net profit used for calculation of earnings per share JPY (millions)	376,005	230,059	317,017
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	1,562,006	1,563,501	1,551,809
Dilutive effect (thousands of shares)	11,531	13,668	18,064
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	1,573,537	1,577,169	1,569,872

Earnings per share
Basic (JPY)	240.72	147.14	204.29
Diluted (JPY)	238.96	145.87	201.94